Revision and Reclassifications of Prior Period Financial Statements - Consolidated Income Statements (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Fee income			$ 1,861,000	$ 1,893,000	$ 1,920,000	$ 1,997,000	$ 2,081,000	$ 2,047,000	$ 1,976,000	$ 1,890,000	$ 7,671,000	[1]	$ 7,994,000	[1]	$ 6,840,000
Premiums			22,000	30,000	26,000	31,000	30,000	30,000	31,000	31,000	109,000	[1]	122,000	[1]	157,000
Net investment income			695,000	648,000	719,000	658,000	797,000	771,000	744,000	828,000	2,720,000	[1]	3,140,000	[1]	2,836,000
Net gains (losses) on derivatives and investments	$ (832,000)	$ (5,367,000)	(4,198,000)	(194,000)	2,940,000	(1,566,000)	(1,698,000)	(421,000)	(388,000)	(2,839,000)	(3,018,000)	[1]	(5,346,000)	[1]	(6,894,000)
Total revenues	9,752,000	5,982,000	(2,069,000)	2,951,000	6,702,000	2,168,000	1,196,000	2,329,000	1,626,000	831,000	9,752,000	[1]	5,982,000	[1]	3,443,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,035,000	904,000	246,000	240,000	261,000	288,000	155,000	280,000	214,000	255,000	1,035,000	[1]	904,000	[1]	1,313,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000	(26,000)	(39,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(36,000)	[1]	41,000	[1]	0
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	[2]	(3,966,000)	[1]	0
Interest credited on other contract holder funds, net of deferrals and amortization	859,000	825,000	235,000	223,000	206,000	195,000	201,000	205,000	207,000	212,000	859,000	[1]	825,000	[1]	1,293,000
Operating costs and other expenses, net of deferrals			602,000	568,000	532,000	631,000	737,000	666,000	655,000	631,000	2,333,000	[1]	2,689,000	[1]	1,200,000
Amortization of deferred acquisition costs			297,000	304,000	308,000	316,000	319,000	327,000	328,000	331,000	1,225,000	[1]	1,305,000	[1]	(534,000)
Total benefits and expenses	1,917,000	1,820,000	(528,000)	391,000	2,511,000	(457,000)	1,397,000	2,533,000	2,929,000	(5,039,000)	1,917,000	[1]	1,820,000	[1]	5,836,000
Pretax adjusted operating earnings			(1,541,000)	2,560,000	4,191,000	2,625,000	(201,000)	(204,000)	(1,303,000)	5,870,000	7,835,000	[1]	4,162,000	[1]	(2,393,000)
Income tax expense (benefit)	1,530,000	680,000	(380,000)	661,000	854,000	395,000	(94,000)	(98,000)	(246,000)	1,118,000	1,530,000	[1]	680,000	[1]	(841,000)
Net income (loss)	6,305,000	3,482,000	$ (1,161,000)	$ 1,899,000	$ 3,337,000	$ 2,230,000	$ (107,000)	$ (106,000)	$ (1,057,000)	$ 4,752,000	$ 6,305,000	[3]	3,482,000	[1]	(1,552,000)
As Previously Reported
Revenues
Fee income													7,594,000		6,504,000
Premiums													107,000		130,000
Net investment income													3,086,000		2,781,000
Net gains (losses) on derivatives and investments	3,856,000	(2,480,000)											(2,480,000)
Total revenues	14,440,000	8,869,000											8,400,000		3,025,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263,000	949,000											892,000		1,235,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	0	0											0
Net (gain) loss on market risk benefits	0	0											0
Interest credited on other contract holder funds, net of deferrals and amortization	855,000	827,000											861,000		1,202,000
Operating costs and other expenses, net of deferrals													2,242,000		807,000
Amortization of deferred acquisition costs													520,000		(390,000)
Total benefits and expenses	7,231,000	5,006,000											4,537,000		5,418,000
Pretax adjusted operating earnings													3,863,000
Income tax expense (benefit)	1,396,000	616,000											616,000
Net income (loss)	5,813,000	3,247,000											3,247,000		(1,552,000)
Revision of Prior Period, Accounting Standards Update, Adjustment
Revenues
Fee income													0		0
Premiums													0		0
Net investment income													0		0
Net gains (losses) on derivatives and investments	(4,688,000)	(2,887,000)											(2,887,000)
Total revenues	(4,688,000)	(2,887,000)											(2,887,000)		0
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,228,000)	(45,000)											(45,000)		0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000											41,000
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)											(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization	4,000	(2,000)											(2,000)		0
Operating costs and other expenses, net of deferrals													0		0
Amortization of deferred acquisition costs													786,000		0
Total benefits and expenses	(5,314,000)	(3,186,000)											(3,186,000)		0
Pretax adjusted operating earnings													299,000
Income tax expense (benefit)	134,000	64,000											64,000
Net income (loss)	$ 492,000	$ 235,000											235,000		0
Impact of Revisions and Reclassifications
Revenues
Fee income													400,000		336,000
Premiums													15,000		27,000
Net investment income													54,000		55,000
Net gains (losses) on derivatives and investments													0
Total revenues													469,000		418,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals													57,000		78,000
(Gain) loss from updating future policy benefits cash flow assumptions, net													0
Net (gain) loss on market risk benefits													0
Interest credited on other contract holder funds, net of deferrals and amortization													(34,000)		91,000
Operating costs and other expenses, net of deferrals													447,000		393,000
Amortization of deferred acquisition costs													(1,000)		(144,000)
Total benefits and expenses													469,000		418,000
Pretax adjusted operating earnings													0
Income tax expense (benefit)													0
Net income (loss)													0		0
As Revised
Revenues
Fee income													7,994,000		6,840,000
Premiums													122,000		157,000
Net investment income													3,140,000		2,836,000
Net gains (losses) on derivatives and investments													(5,367,000)
Total revenues													5,982,000		3,443,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals													904,000		1,313,000
(Gain) loss from updating future policy benefits cash flow assumptions, net													41,000
Net (gain) loss on market risk benefits													(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization													825,000		1,293,000
Operating costs and other expenses, net of deferrals													2,689,000		1,200,000
Amortization of deferred acquisition costs													1,305,000		(534,000)
Total benefits and expenses													1,820,000		5,836,000
Pretax adjusted operating earnings													4,162,000
Income tax expense (benefit)													680,000
Net income (loss)													$ 3,482,000		$ (1,552,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.